Shareholders' Equity - Schedule of Declared Cash Dividends (Details)	3 Months Ended																12 Months Ended
	Dec. 31, 2016 $ / shares	Dec. 31, 2016 € / shares	Sep. 30, 2016 $ / shares	Sep. 30, 2016 € / shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 € / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 € / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 € / shares	Sep. 30, 2015 $ / shares	Sep. 30, 2015 € / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 € / shares	Jun. 30, 2014 $ / shares	Jun. 30, 2014 € / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 € / shares
Dividends
Cash dividends declared per share (in USD and Euro per share) | (per share)	$ 0.2	€ 0	$ 0.2	€ 0	$ 0.2	€ 0	$ 0.2	€ 0	$ 0.20	€ 0	$ 0.20	€ 0	$ 0.93	€ 0.75	$ 1.04	€ 0.75	$ 0.8	€ 0	$ 0.4	€ 0	$ 1.97	€ 1.5